Expense Example, No Redemption	Jan. 28, 2026 USD ($)
THE GABELLI SMALL CAP GROWTH FUND | THE GABELLI SMALL CAP GROWTH FUND CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 140
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	1,657
THE GABELLI SMALL CAP GROWTH FUND | THE GABELLI SMALL CAP GROWTH FUND CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	707
Expense Example, No Redemption, 3 Years	986
Expense Example, No Redemption, 5 Years	1,286
Expense Example, No Redemption, 10 Years	2,136
THE GABELLI SMALL CAP GROWTH FUND | THE GABELLI SMALL CAP GROWTH FUND CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	216
Expense Example, No Redemption, 3 Years	667
Expense Example, No Redemption, 5 Years	1,144
Expense Example, No Redemption, 10 Years	2,462
THE GABELLI SMALL CAP GROWTH FUND | THE GABELLI SMALL CAP GROWTH FUND CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	1,374
THE GABELLI EQUITY INCOME FUND | THE GABELLI EQUITY INCOME FUND CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	447
Expense Example, No Redemption, 5 Years	772
Expense Example, No Redemption, 10 Years	1,691
THE GABELLI EQUITY INCOME FUND | THE GABELLI EQUITY INCOME FUND CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	710
Expense Example, No Redemption, 3 Years	995
Expense Example, No Redemption, 5 Years	1,301
Expense Example, No Redemption, 10 Years	2,167
THE GABELLI EQUITY INCOME FUND | THE GABELLI EQUITY INCOME FUND CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	219
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	1,159
Expense Example, No Redemption, 10 Years	2,493
THE GABELLI EQUITY INCOME FUND | THE GABELLI EQUITY INCOME FUND CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	118
Expense Example, No Redemption, 3 Years	368
Expense Example, No Redemption, 5 Years	637
Expense Example, No Redemption, 10 Years	1,408
THE GABELLI FOCUSED GROWTH AND INCOME FUND | THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	901
Expense Example, No Redemption, 10 Years	1,965
THE GABELLI FOCUSED GROWTH AND INCOME FUND | THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	695
Expense Example, No Redemption, 3 Years	1,031
Expense Example, No Redemption, 5 Years	1,389
Expense Example, No Redemption, 10 Years	2,395
THE GABELLI FOCUSED GROWTH AND INCOME FUND | THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	244
Expense Example, No Redemption, 3 Years	751
Expense Example, No Redemption, 5 Years	1,285
Expense Example, No Redemption, 10 Years	2,746
THE GABELLI FOCUSED GROWTH AND INCOME FUND | THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	1,637
The Gabelli Global Financial Services Fund | The Gabelli Global Financial Services Fund CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	475
Expense Example, No Redemption, 5 Years	847
Expense Example, No Redemption, 10 Years	1,892
The Gabelli Global Financial Services Fund | The Gabelli Global Financial Services Fund CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	695
Expense Example, No Redemption, 3 Years	1,023
Expense Example, No Redemption, 5 Years	1,373
Expense Example, No Redemption, 10 Years	2,357
The Gabelli Global Financial Services Fund | The Gabelli Global Financial Services Fund CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	704
Expense Example, No Redemption, 5 Years	1,232
Expense Example, No Redemption, 10 Years	2,678
The Gabelli Global Financial Services Fund | The Gabelli Global Financial Services Fund CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	397
Expense Example, No Redemption, 5 Years	714
Expense Example, No Redemption, 10 Years	$ 1,613